Consolidated statements of cash flows - EUR (€)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income/(loss)		€ (127,218,000)	€ 10,704,000	€ (245,378,000)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in):
Depreciation (property and equipment, internal-use software and website development)		5,996,000	8,213,000	10,479,000
Amortization of intangible assets	[1]	136,000	136,000	373,000
Goodwill and intangible assets impairment loss		184,642,000	0	207,618,000
Impairment of long-lived assets including internal-use software and website development		893,000	0	549,000
Share-based compensation		15,342,000	17,261,000	15,079,000
Deferred income taxes		(19,734,000)	8,856,000	(8,248,000)
Foreign exchange (gains)/losses		228,000	(1,554,000)	795,000
Expected credit losses, net		228,000	255,000	656,000
(Gain)/Loss on disposal of fixed assets		(6,000)	317,000	185,000
Gain from settlement of asset retirement obligation		0	(5,000)	(137,000)
Gain from lease termination and modification, net		0	(1,307,000)	(179,000)
Loss from equity method investment		401,000	0	739,000
Gain on divestitures		0	0	(393,000)
Changes in operating assets and liabilities:
Accounts receivable, including related party		(10,114,000)	(25,754,000)	53,732,000
Prepaid expenses and other assets		1,557,000	(2,510,000)	(773,000)
Accounts payable		5,291,000	6,897,000	(26,620,000)
Payroll liabilities		(835,000)	297,000	(891,000)
Accrued expenses and other liabilities		(677,000)	2,738,000	2,594,000
Deferred revenue		(485,000)	(576,000)	(2,550,000)
Taxes payable/receivable, net		10,623,000	8,568,000	242,000
Net cash provided by operating activities		66,268,000	32,536,000	7,872,000
Investing activities:
Purchase of investments		(50,000,000)	(1,351,000)	(8,850,000)
Proceeds from sales and maturities of investments		5,000,000	19,338,000	0
Proceeds from divestitures, net of cash divested		0	0	556,000
Prepayment of pending business acquisition		0	0	(3,038,000)
Business acquisition, net of cash acquired		0	(4,302,000)	0
Capital expenditures, including internal-use software and website development		(3,976,000)	(3,781,000)	(5,501,000)
Investment in equity-method investees		(5,951,000)	0	0
Proceeds from sale of fixed assets		17,000	114,000	644,000
Net cash provided by/(used in) investing activities		(54,910,000)	10,018,000	(16,189,000)
Financing activities:
Proceeds from exercise of option awards		118,000	1,270,000	87,000
Repayment of other non-current liabilities		(112,000)	(217,000)	(267,000)
Purchases of treasury stock		(19,627,000)	0	0
Net cash provided by/(used in) financing activities		(19,621,000)	1,053,000	(180,000)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		470,000	2,341,000	(1,275,000)
Net increase/(decrease) in cash, cash equivalents and restricted cash		(7,793,000)	45,948,000	(9,772,000)
Cash, cash equivalents and restricted cash at beginning of year		256,719,000	210,771,000	220,543,000
Cash, cash equivalents and restricted cash at end of year		248,926,000	256,719,000	210,771,000
Supplemental cash flow information:
Cash paid for interest		51,000	383,000	217,000
Cash received for interest		397,000	174,000	248,000
Cash paid for taxes, net of (refunds)		9,436,000	(4,848,000)	(484,000)
Non-cash investing and financing activities:
Fixed assets-related payable		€ 0	€ 3,000	€ 5,000

[1]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€8	€98	€188
Amortization of internal use software and website development costs included in technology and content	4,019	4,566	3,926
Amortization of internal use software costs included in general and administrative	104	313	491
Amortization of acquired technology included in amortization of intangible assets	136	136	84